Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000173018 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Class Name	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Trading Symbol	NUAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Enhanced Yield U.S. Aggregate Bond ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/ prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$18	0.18%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)’s total return at net asset value (NAV) was 2.98% for the 12 months ended July 31, 2026. The Fund’s custom index, the ICE BofA Enhanced Yield U.S. Broad Bond Index, returned 3.17%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the ICE BofA U.S. Broad Market Index, which returned 2.72%.

The top contributors to the custom index’s relative performance were an overweight to corporates and an underweight to U.S. treasury bonds.

There were no material detractors from the custom index’s relative performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/14/16)

NAV	2.98%	(0.10)%	1.61%

ICE BofA U.S. Broad Market Index	2.72%	(0.40)%	1.45%

ICE BofA Enhanced Yield U.S. Broad Bond Index	3.17%	0.18%	1.94%

Performance Inception Date	Sep. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/ exchange-traded-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 96,407,847
Holdings Count | Holding	1,303
Advisory Fees Paid, Amount	$ 126,955
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$96,407,847

Total number of portfolio holdings	1,303

Portfolio turnover (%)	60%

Total management fees paid for the year	$126,955

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below‑investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below‑investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
Management fees: Effective May 1, 2026, the Fund’s contractual management fee was reduced to 0.15% from 0.18%.
Sub‑Adviser merger: At the close of business on July 31, 2026, Teachers Advisors, LLC merged into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger, effective August 1, 2026 Nuveen Asset Management became the sub‑adviser to the Funds. Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]	Management fees: Effective May 1, 2026, the Fund’s contractual management fee was reduced to 0.15% from 0.18%.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000180107 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
Class Name	Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
Trading Symbol	NUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF	$15	0.15%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF (NUSA)‘s total return at net asset value (NAV) was 2.87% for the 12 months ended July 31, 2026. The Fund’s custom index, the Bloomberg MSCI 1‑5 Year U.S. Aggregate ESG Select Index, returned 3.04%. The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg 1‑5 Year U.S. Aggregate Bond Index, which returned 3.17%.

Performance drivers between the Fund’s custom index and base index during the reporting period:

•
The top contributor to the custom index’s relative performance was security selection within corporates.

•
The top detractor to the custom index’s relative performance was security selection within MBS.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (3/31/17)

NAV	2.87%	1.48%	2.18%

Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.70%

Bloomberg 1‑5 Year U.S. Aggregate Bond Index	3.17%	1.66%	2.10%

NUSA Custom Index*	3.04%	1.62%	2.38%
*
The NUSA Custom Index is defined as the linked returns between the Bloomberg MSCI 1‑5 Year U.S. Aggregate ESG Select index (effective July 1, 2023) and the ICE BofA Enhanced Yield 1‑5 Year U.S. Broad Bond Index (through market close on June 30, 2023).

Performance Inception Date	Mar. 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 34,552,030
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 50,427
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$34,552,030

Total number of portfolio holdings	330

Portfolio turnover (%)	44%

Total management fees paid for the year	$50,427

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
Management fees: Effective May 1, 2026, the Fund’s contractual management fee was reduced to 0.14% from 0.15%.
Sub‑Adviser merger: At the close of business on July 31, 2026, Teachers Advisors, LLC merged into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger, effective August 1, 2026 Nuveen Asset Management became the sub‑adviser to the Funds. Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]	Management fees: Effective May 1, 2026, the Fund’s contractual management fee was reduced to 0.14% from 0.15%.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000193700 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG U.S. Aggregate Bond ETF
Class Name	Nuveen ESG U.S. Aggregate Bond ETF
Trading Symbol	NUBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG U.S. Aggregate Bond ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG U.S. Aggregate Bond ETF	$15	0.15%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen ESG U.S. Aggregate Bond ETF (NUBD)‘s total return at net asset value (NAV) was 2.53% for the 12 months ended July 31, 2026. The Fund’s custom index, the Bloomberg MSCI U.S. Aggregate ESG Select Index, returned 2.70%.

The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.71%.

Sector allocations and performance were consistent in both the custom index and base index, and there were no material contributors or detractors between the custom index and base index over the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/29/17)

NAV	2.53%	(0.53)%	1.33%

Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	1.54%

Bloomberg MSCI U.S. Aggregate ESG Select Index	2.70%	(0.37)%	1.54%

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 463,183,920
Holdings Count | Holding	2,384
Advisory Fees Paid, Amount	$ 644,632
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$463,183,920

Total number of portfolio holdings	2,384

Portfolio turnover (%)	15%

Total management fees paid for the year	$644,632

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
Management fees: Effective May 1, 2026, the Fund’s contractual management fee was reduced to 0.12% from 0.15%.
Sub‑Adviser merger: At the close of business on July 31, 2026, Teachers Advisors, LLC merged into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger, effective August 1, 2026 Nuveen Asset Management became the sub‑adviser to the Funds. Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]	Management fees: Effective May 1, 2026, the Fund’s contractual management fee was reduced to 0.12% from 0.15%.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000209930 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG High Yield Corporate Bond ETF
Class Name	Nuveen ESG High Yield Corporate Bond ETF
Trading Symbol	NUHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG High Yield Corporate Bond ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG High Yield Corporate Bond ETF	$32	0.31%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen ESG High Yield Corporate Bond ETF (NUHY)‘s total return at net asset value (NAV) was 5.04% for the 12 months ended July 31, 2026. The Fund’s custom index, the Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index, returned 5.53%.

The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process. The representative sampling process utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

During the reporting period, the Fund’s custom index performed in line with the Fund’s base index, the Bloomberg U.S. High Yield Very Liquid Index, which returned 5.41%.

Performance drivers between the Fund’s custom index and base index during the reporting period:

•
The top contributor to the custom index’s relative performance was security selection within the industrial sector.

•
The top detractor to the custom index’s relative performance was security selection within the financial institutions sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/25/19)

NAV	5.04%	3.35%	3.62%

Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	0.77%

Bloomberg U.S. High Yield Very Liquid Index	5.41%	3.87%	4.54%

Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index	5.53%	3.71%	3.99%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 110,701,288
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 322,035
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$110,701,288

Total number of portfolio holdings	382

Portfolio turnover (%)	81%

Total management fees paid for the year	$322,035

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective January 23, 2026, Joseph Spinelli was added as a portfolio manager of the Fund and Vivian Liu was removed as a portfolio manager of the Fund.
Sub‑Adviser merger: At the close of business on July 31, 2026, Teachers Advisors, LLC merged into Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger, effective August 1, 2026 Nuveen Asset Management became the sub‑adviser to the Funds. Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, Teachers Insurance and Annuity Association of America.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000248461 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond ETF
Class Name	Nuveen Core Plus Bond ETF
Trading Symbol	NCPB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Core Plus Bond ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Plus Bond ETF	$32	0.31%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Core Plus Bond ETF returned 3.70% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 2.71%.

Top contributors to relative performance

•
Overweight allocation and security selection in the corporate bond sector, led by out‑of‑index exposure to high-yield bonds, preferred securities, leveraged loans and emerging markets (EM) corporate bonds.

•
Overweight allocations and security selection in securitized sectors, including mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

•
Underweight allocation to U.S. Treasury bonds.

Top detractors from relative performance

•
Small cash allocation.

•
Security selection in EM sovereign bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	Since Inception (3/5/24)

NAV	3.70%	4.41%

Bloomberg U.S. Aggregate Bond Index	2.71%	3.63%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 55,288,704
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 171,067
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$55,288,704

Total number of portfolio holdings	475

Portfolio turnover (%)	66%

Total management fees paid for the year	$171,067

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000248462 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred and Income ETF
Class Name	Nuveen Preferred and Income ETF
Trading Symbol	NPFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Preferred and Income ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred and Income ETF	$58	0.56%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Preferred and Income ETF returned 5.61% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund performed in line with the NPFI Blended Benchmark, which returned 5.84%. The NPFI Blended Benchmark consists of: 1) 60% ICE U.S. Institutional Capital Securities Index (IIPS), 2) 40% ICE USD Contingent Capital Index (CDLR).

Top contributors to relative performance

•
Security selection in the banking and energy industries.

Top detractors from relative performance

•
Underweight to the contingent capital securities (CoCos) segment.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	Since Inception (3/5/24)

NAV	5.61%	7.57%

Bloomberg U.S. Aggregate Bond Index	2.71%	3.63%

ICE US Institutional Capital Securities Index	5.44%	7.52%

NPFI Blended Benchmark	5.84%	8.23%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 174,031,005
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 647,263
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$174,031,005

Total number of portfolio holdings	163

Portfolio turnover (%)	13%

Total management fees paid for the year	$647,263

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000248463 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ultra Short Income ETF
Class Name	Nuveen Ultra Short Income ETF
Trading Symbol	NUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Ultra Short Income ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Income ETF	$18	0.18%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Ultra Short Income ETF returned 4.18% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the ICE BofA U.S. 3‑Month Treasury Bill Index, which returned 3.82%.

Top contributors to relative performance

•
Out‑of‑benchmark allocation to investment-grade corporate bonds.

•
Out‑of‑benchmark allocations to securitized sectors, including commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

•
Out‑of‑benchmark allocation to commercial paper.

Top detractors from relative performance

•
Yield curve positioning, primarily an overweight to two‑year maturity bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (3/5/24)

NAV	4.18%	4.73%

Bloomberg U.S. Aggregate Bond Index	2.71%	3.63%

ICE BofA U.S. 3‑Month Treasury Bill Index	3.82%	4.40%

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 156,610,096
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 265,930
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$156,610,096

Total number of portfolio holdings	142

Portfolio turnover (%)	26%

Total management fees paid for the year	$265,930

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000255190 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen AA‑BBB CLO ETF
Class Name	Nuveen AA‑BBB CLO ETF
Trading Symbol	NCLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen AA‑BBB CLO ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen AA‑BBB CLO ETF	$27	0.26%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen AA‑BBB CLO ETF returned 5.61% for Common Shares at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund performed in line with the JP Morgan CLO A Index, which returned 5.72%.

Top contributors to relative performance

•
Security selection within A‑rated and BBB‑rated collateralized loan obligation (CLO) tranches.

•
Active management and tactical rotation, including an emphasis on more liquid CLO debt.

•
Manager selection within top‑tier CLO managers, with an emphasis on higher-quality underlying loan portfolios.

Top detractors from relative performance

•
Exposure to AA‑rated CLO tranches.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	Since Inception (12/10/24)

NAV	5.61%	5.85%

Bloomberg U.S. Aggregate Bond Index	2.71%	2.86%

JP Morgan CLO A Index	5.72%	6.05%

S&P UBS Leveraged Loan Index	4.27%	5.12%

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 152,169,995
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 331,226
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$152,169,995

Total number of portfolio holdings	106

Portfolio turnover (%)	94%

Total management fees paid for the year	$331,226

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000263343 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Securitized Income ETF
Class Name	Nuveen Securitized Income ETF
Trading Symbol	NSCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Securitized Income ETF for the period of September 23, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Income ETF	$40	0.39%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Securitized Income ETF returned 4.32% for Common Shares at net asset value (NAV) for the abbreviated annual reporting period from the Fund’s inception on September 23, 2025, through July 31, 2026. The Fund outperformed the Bloomberg U.S. Securitized Index, which returned 1.14%.

Top contributors to relative performance

•
Security selection and an overweight to commercial mortgage-backed securities and asset-backed securities.

•
Yield curve positioning.

Top detractors from relative performance

•
Transaction costs as the ETF scaled following launch.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Cumulative Total Returns

Since Inception (9/23/25)

NAV	4.32%

Bloomberg U.S. Aggregate Bond Index	0.28%

Bloomberg U.S. Securitized Bond Index	1.14%

Performance Inception Date	Sep. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 207,239,714
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 389,973
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$207,239,714

Total number of portfolio holdings	222

Portfolio turnover (%)	73%

Total management fees paid for the year	$389,973

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000264202 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Corporate Bond ETF
Class Name	Nuveen High Yield Corporate Bond ETF
Trading Symbol	NHYB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen High Yield Corporate Bond ETF for the period of September 23, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Corporate Bond ETF	$9	0.09%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Corporate Bond ETF’s total return at net asset value (NAV) was 3.03% for the abbreviated annual reporting period from the Fund’s inception on September 23, 2025, through July 31, 2026. The Fund’s index, the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, returned 3.17%.

The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Cumulative Total Returns

Since Inception (9/23/25)

NAV	3.03%

Bloomberg U.S. Aggregate Bond Index	0.28%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	3.17%

Performance Inception Date	Sep. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,721,948,412
Holdings Count | Holding	1,677
Advisory Fees Paid, Amount	$ 951,743
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$1,721,948,412

Total number of portfolio holdings	1,677

Portfolio turnover (%)	33%

Total management fees paid for the year	$951,743

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective January 23, 2026, Rui (Vivian) Liu, CFA was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.